Parent company only condensed financial information	12 Months Ended
Dec. 31, 2019
Parent company only condensed financial information
Parent company only condensed financial information

38          Parent company only condensed financial information

Parent Company only financial statements have been provided pursuant to the requirements of Securities and Exchange Commission Regulation S‑X Rule 12‑04(a), which require condensed financial information as to financial position, cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented, as the restricted net assets of the Company’s consolidated subsidiaries, including VIEs, as of December 31, 2019 exceeded the 25% threshold, using the same accounting policies as set out in the Group’s consolidated financial statements, except that the Company uses the equity method to account for investments in its subsidiaries and VIEs. Certain information and footnote disclosures generally included in financial statements prepared in accordance with IFRSs have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements are not the general‑purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Company.

The Company did not have significant capital and other commitments or guarantees as of December 31, 2019. The subsidiaries did not pay any dividend to the Company for the years presented.

Condensed Statements of Comprehensive Income

	Year ended December 31
	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Selling and marketing expenses	—	—	(1,825)
General and administrative expenses	—	(25,164)	(52,860)
Other income, gains or loss‑net	—	20,747	4,784
Operating loss	—	(4,417)	(49,901)
Finance income	—	22,730	6,427
Share of losses of joint venture	—	—	(526)
Share of loss of subsidiaries and VIEs	(606,956)	(1,214,025)	(1,616,566)
Loss for the year	(606,956)	(1,195,712)	(1,660,566)
Other comprehensive income, net of tax
– Foreign currency translation differences	—	396,520	78,775
– Changes in the fair value of debt instruments at fair value through other comprehensive income	—	—	40
Total comprehensive loss	(606,956)	(799,192)	(1,581,751)

Condensed Balance Sheets

	As at December 31,
	2018	2019
	RMB’000	RMB’000
ASSETS
Non‑current assets
Investment in subsidiaries	3,715,759	3,816,927
Total non‑current assets	3,715,759	3,816,927

Current assets
Amount due from subsidiaries	31,297	85,694
Prepayments and other receivables	265	2,540
Cash and cash equivalents	159,644	634,507
Total current assets	191,206	722,741
Total assets	3,906,965	4,539,668

EQUITY AND LIABILITIES
Equity
Share capital	66	73
Shares held for share option scheme	(88,280)	(88,280)
Reserves	6,151,453	8,461,637
Accumulated loss	(2,342,752)	(4,003,318)
Total equity	3,720,487	4,370,112

Liabilities
Non‑current liabilities
Amounts payable for purchase of shares held for share option scheme	88,280	88,280
Total non‑current liabilities	88,280	88,280

Current liabilities
Investment deposit received from investors	90,002	—
Unpaid business acquisition consideration of View Foundation		48,000
Accrued expenses	8,196	33,276
Total current liabilities	98,198	81,276
Total liabilities	186,478	169,556
Total equity and liabilities	3,906,965	4,539,668

Condensed Statements of Cash Flows

	Year ended December 31
	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Cash generated from /(used in) operating activities
Cash generated from /(used in) operations	—	13,672	(2,275)
Net cash generated from /(used in) operating activities	—	13,672	(2,275)
Cash flows from investing activities
Payment for investment in subsidiaries, net of cash acquired	—	(4,655,746)	(1,580,599)
Payment for loan to subsidiaries	—	(31,297)	(54,397)
Net cash used in investing activities	—	(4,687,043)	(1,634,996)
Cash flows from financing activities
Proceeds from issuance of ordinary shares	431,257	4,409,771	102,080
Proceeds from issuance of ordinary shares upon initial public offering	—	—	2,035,177
Share issue transaction costs	—	(20,585)	(28,142)
Net cash generated from financing activities	431,257	4,389,186	2,109,115
Net increase /(decrease) in cash and cash equivalents	431,257	(284,185)	471,844
Cash and cash equivalents at the beginning of the year	—	431,257	159,644
Effects of exchange rate changes on cash and cash equivalents	—	12,572	3,019
Cash and cash equivalents at the end of year	431,257	159,644	634,507